Financial instruments (Interest Rate Swaps) (Details) - Interest Rate Swap	12 Months Ended
Dec. 31, 2025 CAD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	$ 1,000,000,000.0
Debt issued, face amount	1,000,000,000.0
Gain on derivative	5,000,000
Loss on derivative	16,000,000
Hedging adjustment	11,000,000
Interest expense	$ 1,000,000